Other Payables and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities	As of September 30, 2024 and June 30, 2024, other payables and accrued liabilities consist of the following:
	September 30, 2024	June 30, 2024
		(Audited)
Payroll and payable tax payable	$3,420	$50,554
Interest payable	147,711	267,945
Professional fee payable	621,489	59,473
Accrued warranty expenses	133,279	48,361
Excise tax payable*	556,620	—
Others	18,800	41,892
Total other payables and accrued liabilities	$1,481,319	$468,225

*        These balances were carried from ACAC as a result on 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023 under the Inflation Reduction Act of 2022.

As of June 30, 2024 and 2023, other payables and accrued liabilities consist of the following:
	June 30, 2024	June 30, 2023
Payroll and payable tax payable	$50,554	$19,593
Interest payable	267,945	3,500
Professional fee payable	59,473	—
Accrued warranty expenses	48,361	—
Others	41,892	4,360
Total other payables and accrued liabilities	$468,225	$27,453